Commitments, Contingencies and Other Matters: (Details Textual) - USD ($)				1 Months Ended				9 Months Ended	12 Months Ended
	Aug. 01, 2015	Jun. 11, 2015	Mar. 02, 2015	May. 29, 2015	Dec. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 14, 2015	Sep. 22, 2015	May. 31, 2015	Feb. 19, 2015	Mar. 31, 2014	Mar. 12, 2014	Mar. 31, 2012	Dec. 31, 2010	Apr. 30, 2008
Commitments Contingencies And Other Matters [Line Items]
Operating Leases, Rent Expense									$ 318,000	$ 345,000	$ 343,000
Escrow Deposit					$ 482,000			$ 482,000	482,000	$ 482,000
Sales Tax And Use Tax Assessment Liability																		$ 860,115
Operating Leases, Rent Expense, Sublease Rentals									$ 4,000
Operating Leases, Sublease Rentals, Description of Renewal Term									renewable for 5 one periods and one six month period
Operating Leases, Sublease Rentals, Expiration Date									Mar. 31, 2022
Lessee Leasing Arrangements, Operating Leases, Term of Contract									2 years
Research and Development and Other Contracted Commitments								$ 800,000
Minimum Market Value To Be Maintain In Stock Market													$ 35,000,000
Closing Bid Price														$ 2.80
Common Stock, Shares, Outstanding					7,721,889			10,873,723	7,721,889	172,384,178				8,482,358
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.83								$ 1.00
Fair Value Assumptions, Exercise Price								$ 2.80
Line of Credit Facility John J. McKeon [Member]
Commitments Contingencies And Other Matters [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																	$ 5,800,000
Proceeds from Related Party Debt					$ 350,000
McGuire Woods LLP [Member]
Commitments Contingencies And Other Matters [Line Items]
Legal Fees Invoiced Amount								$ 1,930,000
Legal Fees								1,600,000
Steptoe and Johnson LLP [Member]
Commitments Contingencies And Other Matters [Line Items]
Legal Fees Invoiced Amount								629,897
Legal Fees								437,000
Securities Class Action Settlement [Member]
Commitments Contingencies And Other Matters [Line Items]
Litigation Settlement, Amount								5,900,000
Action by Iroquois Master Fund, Ltd. and American Capital Management, LLC [Member]
Commitments Contingencies And Other Matters [Line Items]
Loss Contingency, Damages Sought, Value								4,200,000
Long-term Line of Credit								5,800,000
Roskamp Institute [Member]
Commitments Contingencies And Other Matters [Line Items]
Operating Leases Periodic Payment									$ 2,250
Operating Leases Frequency Of Periodic Payment									monthly
Jonnie R Williams [Member]
Commitments Contingencies And Other Matters [Line Items]
Loss Contingency, Damages Sought, Value		$ 2,500,000
Upfront Payment Fee				$ 300,000
Monthly Subsequent Payment Fee	$ 60,000
Subsequent Event [Member]
Commitments Contingencies And Other Matters [Line Items]
Long-term Line of Credit															$ 5,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 1.12
Subsequent Event [Member] | United States District Court for the Eastern District of Virginia [Member]
Commitments Contingencies And Other Matters [Line Items]
Litigation Settlement, Amount			$ 6,700,000
Virginia Sales and Use Tax Assessment [Member]
Commitments Contingencies And Other Matters [Line Items]
Sales Tax And Use Tax Assessment Interest And Penalty Paid										$ 975,000
Sales Tax And Use Tax Assessment Liability Including Interest And Penalty										1,900,000
Master Settlement Agreement [Member]
Commitments Contingencies And Other Matters [Line Items]
Escrow Deposit										472,000	113,000
Escrow Obligation																			$ 3,000	$ 365,000
Nasdaq Stock Market [Member]
Commitments Contingencies And Other Matters [Line Items]
Maximum Market Value To Be Maintain In Stock Market								$ 35,000,000
Warehouse [Member]
Commitments Contingencies And Other Matters [Line Items]
Operating Leases Periodic Payment											$ 7,000
Lease Agreement Expiry Date											2022
Operating Leases, Rent Expense, Sublease Rentals										$ 2,000
Office Space [Member] | Glen Allen [Member]
Commitments Contingencies And Other Matters [Line Items]
Operating Leases Periodic Payment							$ 4,000
Operating Leases, Rent Expense, Sublease Rentals						$ 4,000